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                              [LOGO] Nationwide(R)

                                  Nationwide(R)
                              VA Separate Account-A

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

FHL-108-6/04

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                              [LOGO] Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide VA Separate Account-A.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                              /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-A. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-321-9332 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VA SEPARATE ACCOUNT-A

           STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      American Century VP - Balanced Fund - Class I (ACVPBal)
         665,846 shares (cost $4,656,274) ................................   $ 4,541,073

      Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
         723 shares (cost $13,713) .......................................        14,004

      Federated IS - High Income Bond Fund II-Primary Shares (FedHiInc)
         1,701 shares (cost $13,229) .....................................        12,914

      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         2,059 shares (cost $46,564) .....................................        48,463

      Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
         837,227 shares (cost $36,094,933) ...............................    26,305,686

      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         1,413 shares (cost $28,498) .....................................        22,003

      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         771,679 shares (cost $9,123,046) ................................     8,851,157

      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         197,568 shares (cost $3,309,852) ................................     2,023,095

      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         1,744,257 shares (cost $1,744,257) ..............................     1,744,257

      Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
         1,641,920 shares (cost $18,529,324) .............................    17,141,649

      MFS(R) VIT - Total Return Series - Initial Class (MFSTotReSe)
         744 shares (cost $12,509) .......................................        14,694

      Neuberger Berman AMT - Balanced Portfolio(R) - I Class (NBAMTBal)
         785,262 shares (cost $8,107,356) ................................     7,287,228
                                                                             -----------
            Total investments ............................................    68,006,223

   Accounts receivable ...................................................         6,454
                                                                             -----------
            Total assets .................................................    68,012,677

Accounts payable .........................................................            --
                                                                             -----------
Contract owners' equity (note 4) .........................................   $68,012,677
                                                                             ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                         Total       ACVPBal   FedAmLead   FedHiInc
                                                     ------------   --------   ---------   --------
Investment activity:
   Reinvested dividends ..........................   $    566,638     77,545        439       913
   Mortality and expense risk charges (note 2) ...       (463,336)   (30,520)      (168)      (89)
                                                     ------------   --------    -------      ----
      Net investment income (loss) ...............        103,302     47,025        271       824
                                                     ------------   --------    -------      ----

   Proceeds from mutual fund shares sold .........      7,795,376    396,665     18,210        89
   Cost of mutual fund shares sold ...............    (10,594,647)  (438,486)   (15,041)      (92)
                                                     ------------   --------    -------      ----
      Realized gain (loss) on investments ........     (2,799,271)   (41,821)     3,169        (3)
   Change in unrealized gain (loss)
      on investments .............................      3,304,398     93,109     (2,537)     (627)
                                                     ------------   --------    -------      ----
      Net gain (loss) on investments .............        505,127     51,288        632      (630)
                                                     ------------   --------    -------      ----
   Reinvested capital gains ......................        179,045         --         --        --
                                                     ------------   --------    -------      ----
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $    787,474     98,313        903       194
                                                     ============   ========    =======      ====

                                                     FidVIPEI    FidVIPGr    FidVIPOv   GVITGvtBd
                                                     --------   ----------   --------   ----------
Investment activity:
   Reinvested dividends ..........................     1,014        72,119       307       318,436
   Mortality and expense risk charges (note 2) ...      (408)     (181,454)     (176)      (59,877)
                                                     -------    ----------    ------    ----------
      Net investment income (loss) ...............       606      (109,335)      131       258,559
                                                     -------    ----------    ------    ----------

   Proceeds from mutual fund shares sold .........    19,247     3,031,005     5,214     1,296,858
   Cost of mutual fund shares sold ...............   (20,763)   (4,050,467)   (6,156)   (1,169,057)
                                                     -------    ----------    ------    ----------
      Realized gain (loss) on investments ........    (1,516)   (1,019,462)     (942)      127,801
   Change in unrealized gain (loss)
      on investments .............................     2,571     1,342,604     1,257      (624,481)
                                                     -------    ----------    ------    ----------
      Net gain (loss) on investments .............     1,055       323,142       315      (496,680)
                                                     -------    ----------    ------    ----------
   Reinvested capital gains ......................       242            --        --       178,803
                                                     -------    ----------    ------    ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........     1,903       213,807       446       (59,318)
                                                     =======    ==========    ======    ==========

                                                     GVITGrowth   GVITMyMkt    GVITNWFund   MFSTotReSe    NBAMTBal
                                                     ----------   ---------   -----------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................   $   1,168       4,282        90,171         244             --
   Mortality and expense risk charges (note 2) ...     (13,669)    (11,341)     (117,155)       (181)       (48,298)
      Net investment income (loss) ...............     (12,501)     (7,059)      (26,984)         63        (48,298)
                                                     ---------    --------    ----------     -------     ----------
   Proceeds from mutual fund shares sold .........     240,126     334,807     1,735,611      20,045        697,499
   Cost of mutual fund shares sold ...............    (640,049)   (334,807)   (2,254,287)    (14,275)    (1,651,167)
                                                     ---------    --------    ----------     -------     ----------
      Realized gain (loss) on investments ........    (399,923)         --      (518,676)      5,770       (953,668)
   Change in unrealized gain (loss)
      on investments .............................     450,136          --       812,427      (5,084)     1,235,023
                                                     ---------    --------    ----------     -------     ----------
      Net gain (loss) on investments .............      50,213          --       293,751         686        281,355
                                                     ---------    --------    ----------     -------     ----------
   Reinvested capital gains ......................          --          --            --          --             --
                                                     ---------    --------    ----------     -------     ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations ........   $  37,712      (7,059)      266,767         749        233,057
                                                     =========    ========    ==========     =======     ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            Total                   ACVPBal
                                                  ------------------------   ---------------------
                                                      2004         2003         2004        2003
                                                  -----------   ----------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $   103,302       50,609      47,025      87,949
   Realized gain (loss) on investments ........    (2,799,273)  (6,195,094)    (41,821)   (142,056)
   Change in unrealized gain (loss)
      on investments ..........................     3,304,401   12,435,469      93,109     416,103
   Reinvested capital gains ...................       179,045       16,223          --          --
                                                  -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       787,475    6,307,207      98,313     361,996
                                                  -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       352,139      311,742      31,937      29,508
   Transfers between funds ....................            --           --     144,947      47,033
   Redemptions (note 3) .......................    (6,190,951)  (6,927,874)   (431,341)   (437,172)
   Annuity benefits ...........................       (10,648)      (8,692)         --          --
   Annual contract maintenance charges
      (note 2) ................................       (53,597)     (60,032)     (3,957)     (4,277)
   Contingent deferred sales charges
      (note 2) ................................        (5,322)      (5,953)       (959)       (380)
   Adjustments to maintain reserves ...........         3,561        7,204          61        (101)
                                                  -----------   ----------   ---------   ---------
         Net equity transactions ..............    (5,904,817)  (6,683,605)   (259,312)   (365,389)
                                                  -----------   ----------   ---------   ---------

Net change in contract owners' equity .........    (5,117,343)    (376,398)   (160,999)     (3,393)
Contract owners' equity beginning
   of period ..................................    73,130,020   72,945,918   4,702,019   4,323,650
                                                  -----------   ----------   ---------   ---------
Contract owners' equity end of period .........   $68,012,677   72,569,520   4,541,020   4,320,257
                                                  ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................     3,058,840    3,657,099     461,567     500,339
                                                  -----------   ----------   ---------   ---------
   Units purchased ............................        94,468      201,686      17,079      17,000
   Units redeemed .............................      (328,764)    (537,455)    (42,372)    (58,680)
                                                  -----------   ----------   ---------   ---------
   Ending units ...............................     2,824,544    3,321,330     436,274     458,659
                                                  ===========   ==========   =========   =========

                                                      FedAmLead          FedHiInc
                                                  ----------------   ---------------
                                                    2004     2003     2004     2003
                                                  -------   ------   ------   ------
Investment activity:
   Net investment income (loss) ...............       271      232      824      763
   Realized gain (loss) on investments ........     3,169       (1)      (3)      (9)
   Change in unrealized gain (loss)
      on investments ..........................    (2,537)   2,146     (627)     555
   Reinvested capital gains ...................        --       --       --       --
                                                  -------   ------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       903    2,377      194    1,309
                                                  -------   ------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        --       --       --       --
   Transfers between funds ....................        --       --       --       --
   Redemptions (note 3) .......................   (18,042)      --       --       --
   Annuity benefits ...........................        --       --       --       --
   Annual contract maintenance charges
      (note 2) ................................        --       --       --       --
   Contingent deferred sales charges
      (note 2) ................................        --       --       --       --
   Adjustments to maintain reserves ...........         8       --       --       --
                                                  -------   ------   ------   ------
         Net equity transactions ..............   (18,034)      --       --       --
                                                  -------   ------   ------   ------

Net change in contract owners' equity .........   (17,131)   2,377      194    1,309
Contract owners' equity beginning
   of period ..................................    31,140   24,732   12,719   10,555
                                                  -------   ------   ------   ------
Contract owners' equity end of period .........    14,009   27,109   12,913   11,864
                                                  =======   ======   ======   ======

CHANGES IN UNITS:
   Beginning units ............................     1,743    1,743      912      912
                                                  -------   ------   ------   ------
   Units purchased ............................        --       --       --       --
   Units redeemed .............................      (975)      --       --       --
                                                  -------   ------   ------   ------
   Ending units ...............................       768    1,743      912      912
                                                  =======   ======   ======   ======

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       FidVIPEI              FidVIPGr
                                                  -----------------   -----------------------
                                                    2004      2003       2004         2003
                                                  --------   ------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $    606      623     (109,335)     (86,855)
   Realized gain (loss) on investments              (1,516)    (149)  (1,019,462)  (1,372,153)
   Change in unrealized gain (loss) on
      investments .............................      2,571    4,585    1,342,604    4,422,624
   Reinvested capital gains ...................        242       --           --           --
                                                  --------   ------   ----------   ----------
   Net increase (decrease) in contract owners'
      equity resulting from operations ........      1,903    5,059      213,807    2,963,616
                                                  --------   ------   ----------   ----------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................         --       --      125,590       75,303
   Transfers between funds ....................         --       --     (172,862)     105,825
   Redemptions (note 3) .......................    (18,839)      --   (2,515,915)  (2,388,192)
   Annuity benefits ...........................         --       --       (6,287)      (4,980)
   Annual contract maintenance charges
      (note 2) ................................         --       --      (21,163)     (23,001)
   Contingent deferred sales charges
      (note 2) ................................         --       --       (2,475)      (3,409)
   Adjustments to maintain reserves ...........         10       (4)       3,159        2,635
                                                  --------   ------   ----------   ----------
         Net equity transactions ..............    (18,829)      (4)  (2,589,953)  (2,235,819)
                                                  --------   ------   ----------   ----------

Net change in contract owners' equity .........    (16,926)   5,055   (2,376,146)     727,797
Contract owners' equity beginning of
   period .....................................     65,385   50,881   28,690,704   25,380,975
                                                  --------   ------   ----------   ----------
Contract owners' equity end of period .........   $ 48,459   55,936   26,314,558   26,108,772
                                                  ========   ======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      2,805    2,805      993,685    1,153,010
                                                  --------   ------   ----------   ----------
   Units purchased ............................         --       --       18,569       77,329
   Units redeemed .............................       (782)      --     (108,549)    (178,635)
                                                  --------   ------   ----------   ----------
   Ending units ...............................      2,023    2,805      903,705    1,051,704
                                                  ========   ======   ==========   ==========

                                                      FidVIPOv             GVITGvtBd
                                                  ---------------   ----------------------
                                                   2004     2003       2004        2003
                                                  ------   ------   ---------   ----------
Investment activity:
   Net investment income (loss) ...............      131       42     258,559      162,712
   Realized gain (loss) on investments              (942)     (80)    127,801       80,092
   Change in unrealized gain (loss) on
      investments .............................    1,257    1,842    (624,481)      52,131
   Reinvested capital gains ...................       --       --     178,803       16,223
                                                  ------   ------   ---------   ----------
   Net increase (decrease) in contract owners'
      equity resulting from operations ........      446    1,804     (59,318)     311,158
                                                  ------   ------   ---------   ----------
Equity transactions:
   Purchase payments received from contract
      owners (note 3) .........................       --       --      77,554       52,688
   Transfers between funds ....................       --       --    (139,518)     (13,309)
   Redemptions (note 3) .......................   (5,038)      --    (694,073)    (934,555)
   Annuity benefits ...........................       --       --          --           --
   Annual contract maintenance charges
      (note 2) ................................       --       --      (5,536)      (7,151)
   Contingent deferred sales charges
      (note 2) ................................       --       --        (366)        (446)
   Adjustments to maintain reserves ...........        5       (1)        140           15
                                                  ------   ------   ---------   ----------
         Net equity transactions ..............   (5,033)      (1)   (761,799)    (902,758)
                                                  ------   ------   ---------   ----------

Net change in contract owners' equity .........   (4,587)   1,803    (821,117)    (591,600)
Contract owners' equity beginning of period ...   26,594   18,812   9,672,403   12,775,920
                                                  ------   ------   ---------   ----------
Contract owners' equity end of period .........   22,007   20,615   8,851,286   12,184,320
                                                  ======   ======   =========   ==========

CHANGES IN UNITS:
   Beginning units ............................    2,025    2,025     365,935      486,609
                                                  ------   ------   ---------   ----------
   Units purchased ............................       --       --      19,677       55,506
   Units redeemed .............................     (354)      --     (48,277)     (89,189)
                                                  ------   ------   ---------   ----------
   Ending units ...............................    1,671    2,025     337,335      452,926
                                                  ======   ======   =========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        GVITGrowth               GVITMyMkt
                                                  ----------------------   ---------------------
                                                     2004         2003        2004        2003
                                                  ----------   ---------   ---------   ---------
Investment activity:
   Net investment income (loss) ...............   $  (12,501)    (12,471)     (7,059)     (5,638)
   Realized gain (loss) on investments ........     (399,923)   (750,562)         --          --
   Change in unrealized gain (loss)
      on investments ..........................      450,136   1,018,819          --          --
   Reinvested capital gains ...................           --          --          --          --
                                                  ----------   ---------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       37,712     255,786      (7,059)     (5,638)
                                                  ----------   ---------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................        6,497       8,228      16,700      20,011
   Transfers between funds ....................        4,990     (44,745)    178,479      70,893
   Redemptions (note 3) .......................     (164,627)   (234,115)   (199,178)   (413,786)
   Annuity benefits ...........................           --          --          --          --
   Annual contract maintenance charges
      (note 2) ................................       (1,642)     (1,787)     (1,469)     (1,501)
   Contingent deferred sales charges
      (note 2) ................................         (100)       (227)       (255)        (59)
   Adjustments to maintain reserves ...........          (19)        (48)         16          (4)
                                                  ----------   ---------   ---------   ---------
         Net equity transactions ..............     (154,901)   (272,694)     (5,707)   (324,446)
                                                  ----------   ---------   ---------   ---------

Net change in contract owners' equity .........     (117,189)    (16,908)    (12,766)   (330,084)
Contract owners' equity beginning
   of period ..................................    2,140,314   1,984,260   1,757,030   2,223,396
                                                  ----------   ---------   ---------   ---------
Contract owners' equity end of period .........   $2,023,125   1,967,352   1,744,264   1,893,312
                                                  ==========   =========   =========   =========

CHANGES IN UNITS:
   Beginning units ............................      143,283     174,036     108,259     136,059
                                                  ----------   ---------   ---------   ---------
   Units purchased ............................        6,133         838      20,267      26,233
   Units redeemed .............................      (16,631)    (23,892)    (20,618)    (46,109)
                                                  ----------   ---------   ---------   ---------
   Ending units ...............................      132,785     150,982     107,908     116,183
                                                  ==========   =========   =========   =========

                                                         GVITNWFund            MFSTotReSe
                                                  -----------------------   ----------------
                                                     2004         2003        2004     2003
                                                  ----------   ----------   -------   ------
Investment activity:
   Net investment income (loss) ...............      (26,984)     (47,348)       63      330
   Realized gain (loss) on investments ........     (518,676)  (2,879,516)    5,770       41
   Change in unrealized gain (loss)
      on investments ..........................      812,427    4,806,220    (5,084)   1,594
   Reinvested capital gains ...................           --           --        --       --
                                                  ----------   ----------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      266,767    1,879,356       749    1,965
                                                  ----------   ----------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       72,734       66,502        --       --
   Transfers between funds ....................      (90,723)    (134,681)       --       --
   Redemptions (note 3) .......................   (1,485,177)  (1,867,450)  (19,864)      --
   Annuity benefits ...........................       (2,865)      (2,357)       --       --
   Annual contract maintenance charges
      (note 2) ................................      (13,896)     (15,561)       --       --
   Contingent deferred sales charges
      (note 2) ................................         (702)      (1,083)       --       --
   Adjustments to maintain reserves ...........        1,189          736        (1)      (2)
                                                  ----------   ----------   -------   ------
         Net equity transactions ..............   (1,519,440)  (1,953,894)  (19,865)      (2)
                                                  ----------   ----------   -------   ------

Net change in contract owners' equity .........   (1,252,673)     (74,538)  (19,116)   1,963
Contract owners' equity beginning
   of period ..................................   18,396,114   18,230,417    33,799   29,469
                                                  ----------   ----------   -------   ------
Contract owners' equity end of period .........   17,143,441   18,155,879    14,683   31,432
                                                  ==========   ==========   =======   ======

CHANGES IN UNITS:
   Beginning units ............................      589,962      736,315     1,840    1,840
                                                  ----------   ----------   -------   ------
   Units purchased ............................        6,551       18,957        --       --
   Units redeemed .............................      (55,034)     (98,188)   (1,055)      --
                                                  ----------   ----------   -------   ------
   Ending units ...............................      541,479      657,084       785    1,840
                                                  ==========   ==========   =======   ======

NATIONWIDE VA SEPARATE ACCOUNT-A
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                          NBAMTBal
                                                  -----------------------
                                                     2004         2003
                                                  ----------   ----------
Investment activity:
   Net investment income (loss) ...............   $  (48,298)     (49,730)
   Realized gain (loss) on investments ........     (953,668)  (1,130,699)
   Change in unrealized gain (loss)
      on investments ..........................    1,235,023    1,708,847
   Reinvested capital gains ...................           --           --
                                                  ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      233,057      528,418
                                                  ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ................       21,127       59,502
   Transfers between funds ....................       74,687      (31,016)
   Redemptions (note 3) .......................     (638,857)    (652,604)
   Annuity benefits ...........................       (1,496)      (1,355)
   Annual contract maintenance charges
      (note 2) ................................       (5,934)      (6,754)
   Contingent deferred sales charges
      (note 2) ................................         (465)        (349)
   Adjustments to maintain reserves ...........       (1,006)       3,979
                                                  ----------   ----------
         Net equity transactions ..............     (551,944)    (628,597)
                                                  ----------   ----------

Net change in contract owners' equity .........     (318,887)    (100,179)
Contract owners' equity beginning of period ...    7,601,799    7,892,851
                                                  ----------   ----------
Contract owners' equity end of period .........   $7,282,912    7,792,672
                                                  ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................      386,824      461,406
                                                  ----------   ----------
   Units purchased ............................        6,192        5,823
   Units redeemed .............................      (34,117)     (42,762)
                                                  ----------   ----------
   Ending units ...............................      358,899      424,467
                                                  ==========   ==========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company (Depositor) offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolios of the American Century Variable Portfolios, Inc.
                  (American Century VP):
                  American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - International Fund - Class I (ACVPInt)*

               Portfolios of the Federated Insurance Series (Federated IS);
                  Federated IS - American Leaders Fund II - Primary Shares
                     (FedAmLead)
                  Federated IS - High Income Bond Fund II - Primary Shares
                     (FedHiInc)

               Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)

               Portfolios of the Gartmore GVIT (formerly Nationwide(R) Separate
                  Account Trust) (managed for a fee by an affiliated investment advisor);
                  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (formerly Capital
                     Appreciation Fund) (GVITGrowth)
                  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                     (formerly Gartmore GVIT Total Return Fund - Class I)
                  Gartmore GVIT Small Company Fund - Class I (GVITSmComp)*

               Portfolios of the MFS Variable Insurance Trust (MFS(R) VIT);
                  MFS(R) VIT - Emerging Growth Series - Initial Class
                      (MFSEmGrSe)*
                  MFS(R) VIT - Total Return Series - Initial Class (MFSTotReSe)

               Portfolio of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Balanced Portfolio(R) (NBAMTBal)

               *At June 30, 2004, contract owners have not invested in the fund.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

        NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS)

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

          The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

          The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding to the Account by the Company, or from earnings thereon.

                                                                     (Continued)

   NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

     The following table provides mortality and expense risk charges by asset fee rates for the six month period ended June 30, 2004.

                       Total      ACVPBal     FedAmLead    FedHiInc    FidVIPEI   FidVIPGr   FidVIPOv   GVITGvtBd
                    ----------   ---------   ----------   ----------   --------   --------   --------   ---------
     1.30% .......   $462,314      30,520         --          --          --       18,1454       --       59,877
     1.40% .......      1,022          --        168          89         408            --      176           --
                     --------      ------        ---         ---         ---       -------      ---       ------
        Totals ...   $463,336      30,520        168          89         408       18,1454      176       59,877
                     ========      ======        ===         ===         ===       =======      ===       ======

                    GVITGrowth   GVITMyMkt   GVITNWFund   MFSTotReSe   NBAMTBal
                    ----------   ---------   ----------   ----------   --------
     1.30% .......    $13,669      11,341      117,155         --       48,298
     1.40% .......         --         --           --         181           --
                      -------      ------      -------        ---       ------
        Totals ...    $13,669      11,341      117,155        181       48,298
                      =======      ======      =======        ===       ======

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the six month periods ended June 30, 2004 and 2003, total transfers to the Account from the fixed account were $92,634 and $87,347 respectively, and total transfers from the Account to the fixed account were $68,602 and $697,176, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $0 and $90,985 to the Account in the form of additional premium to contract owner accounts for the six month periods ended June 30, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

        NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of June 30 for the year indicated, and the contract expense rate and total return for each six month period ended June 30 for the year indicated.

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
     American Century VP - Balanced Fund - Class I
        2004 ......................     1.30%      436,274   $10.407037    $  4,540,320       1.68%        2.17%
        2003 ......................     1.30%      458,659     9.416227       4,318,837       2.67%        9.00%
        2002 ......................     1.30%      562,025     9.025719       5,072,680       2.64%       -6.73%
        2001 ......................     1.30%      722,843     9.934013       7,180,731       2.85%       -2.28%
        2000 ......................     1.30%      511,882     20.48239      10,484,567       2.80%        3.46%

     Federated IS - American Leaders Fund II - Primary Shares
        2004 ......................     1.40%          768    18.241489          14,009       1.94%        2.10%
        2003 ......................     1.40%        1,743    15.553002          27,109       1.56%        9.61%
        2002 ......................     1.40%        1,743    16.302888          28,416       1.00%       -9.62%
        2001 ......................     1.40%        1,743    19.054171          33,209       1.33%       -0.24%
        2000 ......................     1.40%        1,743    17.987361          31,352       0.93%       -4.92%

     Federated IS - High Income Bond Fund II - Primary Shares
        2004 ......................     1.40%          912    14.159424          12,913       7.12%        1.53%
        2003 ......................     1.40%          912    13.008470          11,864       7.50%       12.40%
        2002 ......................     1.40%          912    11.343679          10,345       2.26%       -2.01%
        2001 ......................     1.40%       11,430    11.644612         133,101      10.03%        0.54%
        2000 ......................     1.40%       11,430    12.573407         143,714       9.18%       -2.61%

     Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
        2004 ......................     1.40%        2,023    23.954113          48,459       1.78%        2.76%
        2003 ......................     1.40%        2,805    19.941666          55,936       1.83%        9.94%
        2002 ......................     1.40%        2,805    20.644721          57,908       3.30%       -6.80%
        2001 ......................     1.40%       10,179    23.261500         236,770       1.66%       -1.60%
        2000 ......................     1.40%       10,178    21.370448         217,508       1.71%       -3.35%

     Fidelity(R) VIP - Growth Portfolio - Initial Class
        2004 ......................     1.30%      903,705    28.964423      26,175,294       0.26%        0.81%
        2003 ......................     1.30%    1,051,704    24.699399      25,976,457       0.29%       12.73%
        2002 ......................     1.30%    1,359,070    25.483194      34,633,444       0.23%      -19.77%
        2001 ......................     1.30%    1,756,211    35.084829      61,616,349       0.08%      -10.23%
        2000 ......................     1.30%    2,526,449    46.446933     117,345,808       0.11%        4.43%

     Fidelity(R) VIP - Overseas Portfolio - Initial Class
        2004 ......................     1.40%        1,671    13.169772          22,007       1.26%        0.28%
        2003 ......................     1.40%        2,025    10.180477          20,615       0.87%        9.59%
        2002 ......................     1.40%        2,025    11.445090          23,176       0.73%       -3.16%
        2001 ......................     1.40%        2,025    13.370527          27,073       4.93%      -12.08%
        2000 ......................     1.40%        2,025    17.972161          36,394       1.39%       -5.73%

     Gartmore GVIT Government Bond Fund - Class I
        2004 ......................     1.30%      337,335    26.238859       8,851,286       3.44%       -0.73%
        2003 ......................     1.30%      452,926    26.901348      12,184,320       1.96%        2.46%
        2002 ......................     1.30%      485,387    24.810977      12,042,926       1.17%        3.52%
        2001 ......................     1.30%      615,355    23.042378      14,179,243       2.43%        1.76%
        2000 ......................     1.30%      848,402    21.067794      17,873,959       2.82%        3.36%

     Gartmore GVIT Growth Fund - Class I
        2004 ......................     1.30%      132,785    15.236098       2,023,125       0.06%        2.00%
        2003 ......................     1.30%      150,982    13.030377       1,967,352       0.00%       14.29%
        2002 ......................     1.30%      194,428    13.340018       2,593,673       0.00%      -17.69%
        2001 ......................     1.30%      263,834    17.861046       4,712,346       0.00%      -21.84%
        2000 ......................     1.30%      382,676    31.543238      12,070,840       0.17%        0.10%

     Gartmore GVIT Money Market Fund - Class I
        2004 ......................     1.30%      107,908    16.164360       1,744,264       0.24%       -0.40%
        2003 ......................     1.30%      116,183    16.295945       1,893,312       0.37%       -0.28%
        2002 ......................     1.30%      196,158    16.354111       3,207,990       0.52%       -0.03%
        2001 ......................     1.30%      249,942    16.262631       4,064,715       2.27%        1.65%
        2000 ......................     1.30%      229,820    15.615837       3,588,831       2.63%        2.15%

                                                                     (Continued)

   NATIONWIDE VA SEPARATE ACCOUNT-A (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                             Investment
                                       Expense                  Unit         Contract        Income       Total
                                        Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   ---------   ----------   --------------   ----------   ---------
     Gartmore GVIT Nationwide(R) Fund - Class I
        2004 ......................     1.30%      541,479   $31.537192    $ 17,076,727       0.51%        1.51%
        2003 ......................     1.30%      657,084    27.535796      18,093,331       0.36%       11.55%
        2002 ......................     1.30%      842,889    28.272474      23,830,557       0.17%       -6.57%
        2001 ......................     1.30%    1,121,398    31.820088      35,682,983       0.35%       -8.49%
        2000 ......................     1.30%    1,690,136    36.959810      62,467,106       0.25%        2.69%

     MFS(R) VIT - Emerging Growth Series - Initial Class
        2002 ......................     1.40%          686    12.595948           8,641       0.00%      -24.28%
        2001 ......................     1.40%        8,098    19.353247         156,730       0.00%      -23.71%
        2000 ......................     1.40%        8,098    31.045757         251,409       0.00%       -2.98%

     MFS(R) VIT - Total Return Series - Initial Class
        2004 ......................     1.40%          785    18.704539          14,683       1.01%        1.83%
        2003 ......................     1.40%        1,840    17.082794          31,432       1.76%        6.66%
        2002 ......................     1.40%        1,840    16.714772          30,755       1.61%       -2.41%
        2001 ......................     1.40%        1,840    17.242061          31,725       2.12%       -0.51%
        2000 ......................     1.40%        1,840    15.438516          28,407       2.47%        1.91%

     Neuberger Berman AMT - Balanced Portfolio(R) - I Class
        2004 ......................     1.30%      358,899    20.164098       7,236,875       0.00%        3.25%
        2003 ......................     1.30%      424,467    18.249461       7,746,294       0.00%        7.24%
        2002 ......................     1.30%      540,839    18.359642       9,929,610       2.49%      -11.78%
        2001 ......................     1.30%      725,166    21.990556      15,946,801       1.80%       -9.65%
        2000 ......................     1.30%    1,001,457    28.311080      28,663,751       1.75%        9.59%
                                                                           ------------

        2004 Reserves for annuity contracts in payout phase: ...........        252,715
                                                                           ------------
        2004 Contract owners' equity ...................................   $ 68,012,677
                                                                           ============

        2003 Reserves for annuity contracts in payout phase: ...........        242,661
                                                                           ------------
        2003 Contract owners' equity ...................................   $ 72,569,520
                                                                           ============

        2002 Reserves for annuity contracts in payout phase: ...........        261,922
                                                                           ------------
        2002 Contract owners' equity ...................................   $ 91,732,043
                                                                           ============

        2001 Reserves for annuity contracts in payout phase: ...........        365,081
                                                                           ------------
        2001 Contract owners' equity ...................................   $144,366,857
                                                                           ============

        2000 Reserves for annuity contracts in payout phase: ...........        526,738
                                                                           ------------
        2000 Contract owners' equity ...................................   $253,730,384
                                                                           ============

        1999 Reserves for annuity contracts in payout phase: ...........        510,305
                                                                           ------------
        1999 Contract owners' equity ...................................   $287,492,029
                                                                           ============

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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                                                                    U.S. POSTAGE
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                                                                     NATIONWIDE
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Nationwide(R) is a registered federal service mark of Nationwide Mutual
Insurance Company